Employee compensation and benefits - Average number of persons employed by HSBC during the year by geographical region (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Average number of employees	227,552	232,642	231,556
HSBC UK Bank plc
Disclosure of geographical areas [line items]
Average number of employees	20,415	20,501	21,447
HSBC Bank plc
Disclosure of geographical areas [line items]
Average number of employees	14,809	15,405	16,823
The Hongkong and Shanghai Banking Corporation Limited
Disclosure of geographical areas [line items]
Average number of employees	54,321	54,792	55,253
HSBC Bank Middle East Limited
Disclosure of geographical areas [line items]
Average number of employees	3,316	3,338	3,429
HSBC North America Holdings Inc.
Disclosure of geographical areas [line items]
Average number of employees	6,046	6,749	8,197
HSBC Bank Canada
Disclosure of geographical areas [line items]
Average number of employees	4,354	4,241	4,369
Grupo Financiero HSBC, S. A. de C. V.
Disclosure of geographical areas [line items]
Average number of employees	14,412	14,484	14,529
Other trading entities
Disclosure of geographical areas [line items]
Average number of employees	9,247	10,026	10,442
Holding companies, shared service centres and intra-Group eliminations
Disclosure of geographical areas [line items]
Average number of employees	100,632	103,106	97,067